Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,122,500.00
Previously Paid Amount	0.00
Total Fee Amount	114,690.65
Total Offset Amount	0.00
Net Fee	114,690.65
Narrative - Max Aggregate Offering Price	$ 749,122,500.00
Final Prospectus	true